Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Surety bonds and letters of credit facility outstanding	$ 705.9	$ 690.1
Purchase price obligation, payment of net revenue percentage	6.00%